COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
27.	COMMITMENTS

The company has entered into operating leases for property, plant and equipment. The minimum future payments under various operating leases in each of the years ended December 31 are listed below. Although commitments may be significantly affected by the creditor protection proceedings entered into on January 31, 2012, the impact isn’t presently determinable. See Note 30, Subsequent events, for further detail on the creditor protection proceedings.

2012	$8.0
2013	7.0
2014	6.0
2015	4.7
2016	4.7
Subsequent years	23.3
$53.7

The total lease expense amounted to $10.1 million in 2011 (2010 – $10.4 million; 2009 – $11.5 million).